Offerings - Offering: 1	Jan. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock, par value $.01 per share, reserved for issuance under the Rafael Holdings, Inc. 2021 Equity Incentive Plan, as amended and restated
Amount Registered | shares	1,117,543
Proposed Maximum Offering Price per Unit	1.1850
Maximum Aggregate Offering Price	$ 1,324,288.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 182.88
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the number of shares being registered shall be adjusted to include such additional indeterminate number of shares as may be issuable pursuant to the anti-dilution provisions of the Rafael Holdings, Inc. 2021 Equity Incentive Plan, as amended and restated (the “Plan”). In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein. Moreover, any shares subject to options or other outstanding Awards (as defined in the Plan) under the Plan that are cancelled, forfeited, expired or terminated, which in any such case does not result in the issuance of shares, shall be again available for issuance pursuant to Awards granted under the Plan.

Represents (A) 1,000,000 shares of Class B Common Stock of the Registrant (“Class B Common Stock”) that have been reserved for issuance pursuant to awards that may be made under the Plan, and (B) 117,543 shares of Class B Common Stock that were previously issued as restricted shares under the Plan, which shares were withheld for taxes upon vesting and will be issuable to eligible individuals pursuant to awards that may be made under the Plan.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, and based upon the average of the high and low reported prices of the shares of the Class B Common Stock on the New York Stock Exchange on January 26, 2026.